Employee Benefits	12 Months Ended
Dec. 31, 2018
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Employee Benefits

NOTE 20—EMPLOYEE BENEFITS

Employee benefits decreased by 214 million euros compared to December 31, 2017 and are summarized as follows:

		As of December 31, 2016	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2017
		(millions of euros)
Provision for employee severance indemnities	(A)	1,009		(51)		958

Provision for pension plans and other		28	(2)	(1)	(3)	22
Provision for termination benefit incentives and Corporate restructuring expenses		348	689	(177)	(7)	853

Total other provisions for employee benefits	(B)	376	687	(178)	(10)	875

Total	(A+B)	1,385	687	(229)	(10)	1,833

Of which:
Non-current portion		1,355				1,736
Current portion (*)		30				97

(*)	The current portion refers only to Other provisions for employee benefits.

		As of December 31, 2017	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2018
		(millions of euros)
Provision for employee severance indemnities	(A)	958	(8)	(63)	—	887

Provision for pension plans and other		22	3	(3)		22
Provision for termination benefit incentives and Corporate restructuring expenses		853	205	(348)		710

Total other provisions for employee benefits	(B)	875	208	(351)	—	732

Total	(A+B)	1,833	200	(414)	—	1,619

Of which:
Non-current portion		1,736				1,567
Current portion (*)		97				52

(*)	The current portion refers only to Other provisions for employee benefits.

The Provision for employee severance indemnities only refers to Italian companies and decreased overall by 71 million euros. The reduction of 63 million euros under “Decreases” refers to ordinary advances and uses paid during the year to employees who terminated employment. The lower cost of the item “increases/discounting” mainly includes the following:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
(Positive)/negative effect of curtailment	—	(6)	—
Current service cost (*)	—	—	—
Finance expenses	13	14	16
Net actuarial (gains) losses for the year	(23)	(8)	33

Total	(10)	—	49

Effective return on plan assets	there are no assets servicing the plan

(*)

The portions intended for the INPS Treasury Fund or for the supplementary pension funds have been recorded under “Employee benefits expenses” and “Social security expenses”. The latter account is used only for the severance indemnity expenses of companies with less than 50 employees.

Net actuarial gains at December 31, 2018 amounted to 23 million euros (net actuarial gains of 8 million euros in 2017). They are basically associated with the balance of the change in the discount rate, which was 1.57% as compared to the 1.30% used at December 31, 2017, and with the turn-over effect related to the company restructuring plans already started in the previous year. The inflation rate was 1.50%, unchanged compared to 2017.

According to national law, the amount of provision for employee severance indemnities to which each employee is entitled depends on the period of service and must be paid when the employee leaves the company. The amount of severance indemnity due upon termination of employment is calculated on the basis of the period of employment and the taxable compensation of each employee. This liability is adjusted annually based on the official cost-of-living index and legally-set interest. The liability is not associated with any vesting condition or period or any funding obligation; accordingly, there are no assets servicing the provision. The liability is recognized net of the partial prepayments of the fund and the payments of the amounts obtained by employees for the reasons permitted by the applicable regulations.

Under the regulations introduced by Italian Legislative Decree 252/2005 and Law no. 296/2006 with which, for companies with at least 50 employees, the severance indemnities accruing from 2007 are assigned, as elected by the employees, to either the INPS Treasury Fund or to supplementary pension funds and take the form of a “defined contribution plan”.

However, for all companies, the revaluations of the amounts in the provision for employee severance indemnities existing at the election date, and also the amounts accrued and not assigned to supplementary pension plans for companies with less than 50 employees, are retained in the provision for employee severance indemnities. In accordance with IAS 19, the provision has been recognized as a “defined benefit plan”.

In application of IAS 19, the employee severance indemnities have been calculated using the “Projected Unit Credit Method” as follows:

•

the future possible benefits which could be paid to each employee registered in the program in the event of retirement, death, disability, resignation etc. have been projected on the basis of a series of financial assumptions (cost-of-living increases, interest rate, increase in compensation etc.). The estimate of future benefits includes any increases for additional service seniority, as well as the estimated increase in the compensation level at the measurement date—only for employees of companies with less than 50 employees during the year 2006;

•

the average present value of future benefits has been calculated, at the measurement date, on the basis of the annual interest rate adopted and the probability that each benefit actually has to be paid;

•

the liability of each company concerned has been calculated as the average present value of future benefits that will be generated by the existing provision at the measurement date, without considering any future accruals (for companies with at least 50 employees during the year 2006) or by identifying the amount of the average present value of future benefits which refer to the past service already accrued by the employee in the company at the measurement date (for the others), i.e. adopting the “service pro-rate”.

The following assumptions have been made:

FINANCIAL ASSUMPTIONS	Executives	Non-executives
Inflation rate	1.50% per annum	1.50% per annum
Discount rate	1.57% per annum	1.57% per annum
Employee severance indemnities annual increase rate	2.625% per annum	2.625% per annum
Annual real wage growth:
equal to or less than 40 years of age	1.0% per annum	1.0% per annum
over 40 but equal to or less than 55 years of age	0.5% per annum	0.5% per annum

over 55 years of age	0.0% per annum	0.0% per annum

DEMOGRAPHIC ASSUMPTIONS	Executives	Non-executives
Probability of death	RG 48 mortality tables published by “Ragioneria Generale dello Stato”	RG 48 mortality tables published by “Ragioneria Generale dello Stato”

Probability of disability	INPS tables divided by age and sex	INPS tables divided by age and sex

Probability of resignation:
up to 40 years of age	6.50%	1.00%
From 41 to 50 years of age	2.00%	0.50%
From 51 to 59 years of age	2.00%	0.50%
From 60 to 64 years of age	20.00%	6.50%
Over 65 years of age	None	None

Probability of retirement	Reaching the minimum requisites established by the Obligatory General Insurance updated on the basis of Italian Law 214 of December 22, 2011

Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.5% per annum	1.5% per annum

The adoption of the above assumptions resulted in a liability for employee severance indemnities at December 31, 2018 of 887 million euros (958 million euros at the end of 2017).

Reported below is a sensitivity analysis for each significant actuarial assumption adopted to calculate the liability as at year end, showing how the liability would have been affected by changes in the relevant actuarial assumption that were reasonably possible at that date, stated in amounts.

The weighted average duration of the obligation is 11.9 years.

CHANGES IN ASSUMPTIONS	Amounts (millions of euros)
Turnover rate:
+0.25 p.p.	(2)
- 0.25 p.p.	2

Annual inflation rate:
+0.25 p.p.	19
- 0.25 p.p.	(18)

Annual discount rate:
+0.25 p.p.	(25)
- 0.25 p.p.	26

The Provision for pension and other plans amounted to 22 million euros at December 31, 2018 (22 million euros at December 31, 2017) and mainly represented pension plans in place at foreign companies of the Group.

The provision for termination benefit incentives and corporate restructuring showed a drop of 143 million euros mainly as the balance between the drawdowns (348 million euros) for personnel leaving the Group resulting from the staff leaving incentive plans already allocated in previous years and adjustment of the provision (204 million euros); Specifically, a plan was launched at the end of 2017 for executive and non-executive staff to adopt, among others, Article 4(1–7-ter) of Law 92 of June 28, 2012 (the “Fornero Law”, which provides for early retirement arrangements). During 2018, Plan take-up was greater than initially forecast, therefore estimates for staff leaving in 2019-2020 were revised, also taking into account the social security changes made by Decree Law 4 January 28, 2019.